Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	USAA MUTUAL FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Oct. 01, 2019
Government Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	USAA Government Securities Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The USAA Government Securities Fund (the "Fund") provides investors a high level of current income consistent with preservation of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses for the Fund Shares, Institutional Shares, Adviser Shares, and R6 Shares are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its assets in government securities, U.S. Treasury bills, notes, and bonds; Treasury Inflation Protected Securities ("TIPS"); mortgage-backed securities ("MBS") backed by the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae"), and the Federal Home Loan Mortgage Corporation ("Freddie Mac"); U.S. government agency collateralized mortgage obligations; securities issued by U.S. government agencies and instrumentalities; and repurchase agreements collateralized by such investments. The securities issued by U.S. government agencies and instrumentalities are supported by the credit of the issuing agency, instrumentality or corporation (which are neither issued nor guaranteed by the U.S. Treasury), including but not limited to, Fannie Mae, Freddie Mac, the Federal Agricultural Mortgage Corporation ("Farmer Mac"), Federal Farm Credit Bank, Federal Home Loan Bank, Private Export Funding Corp ("Pefco"), and the Small Business Administration. The Fund has a target average maturity of 5-10 years. This 80% policy may be changed upon at least 60 days' written notice to shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results.As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the Fund for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in the Fund.

The Fund is subject to the risk that the value of its investments will fluctuate because of changes in interest rates, changes in supply of and demand for fixed-income securities, or other market factors. If interest rates increase, the yield of the Fund may increase and the market value of the Fund's securities may decline, adversely affecting the Fund's net asset value ("NAV") and total return. If interest rates decrease, the yield of the Fund may decrease. In addition, the market value of the Fund's securities may increase, which may increase the Fund's NAV and total return.

In addition, market developments and other factors, including a general rise in interest rates, have the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed-income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed-income securities, may result in decreased liquidity and increased volatility in the fixed-income markets. Heavy redemptions of fixed-income mutual funds and decreased liquidity of fixed-income securities could hurt the Fund's performance.

The Fund is subject to legislative risk, which is the risk that changes in government policies may affect the value of the investments held by the Fund in ways we cannot anticipate, and that such policies could have an adverse impact on the value of the Fund's investments and the Fund's NAV.

The Fund is subject to prepayment and extension risk. The Fund can invest in mortgage-backed securities. These securities make regularly scheduled payments of principal along with interest payments. In addition, mortgagors generally have the option of paying off their mortgages without penalty at any time. For example, when a mortgaged property is sold, the old mortgage is usually prepaid. Also, when interest rates fall, the mortgagor may refinance the mortgage and prepay the old mortgage. A homeowner's default on the mortgage also may cause a prepayment of the mortgage. This unpredictability of the mortgage's cash flow is called prepayment risk. For the investor, prepayment risk usually means that principal is received at the least opportune time. For example, when interest rates fall, homeowners may find it advantageous to refinance their mortgages and prepay principal. In this case, the investor is forced to reinvest the principal at the current lower rate. On the other hand, when interest rates rise, homeowners generally will not refinance their mortgages and prepayments will fall. This causes the average life of the mortgage to extend and be more sensitive to interest rates, which sometimes is called extension risk. In addition, the amount of principal the investor has to invest in these higher interest rates is reduced.

Credit risk should be low for the Fund because it invests primarily in securities that are considered to be of high quality. However, there is the possibility that an issuer will fail to make timely interest and principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with other mutual funds, losing money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has four classes of shares: Fund Shares, Institutional Shares, Adviser Shares, and R6 Shares. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund Shares class's volatility by showing how performance has varied from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund's benchmark index and an additional index of funds with similar investment objectives. Performance reflects any expense limitations in effect during the periods shown.

Performance data for the classes varies based on differences in their fee and expense structures. Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the Fund's most current performance information, log on to usaa.com or call (800) 235-8396.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund Shares class's volatility by showing how performance has varied from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund's benchmark index?and an additional index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 235-8396
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	usaa.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance data for the classes varies based on differences in their fee and expense structures. Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future.
Bar Chart [Heading]	rr_BarChartHeading	RISK/RETURN BAR CHARTAnnual Returns for Periods Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	2.77%	September 30, 2010
Lowest Quarter Return	-2.18%	December 31, 2016
Year-to-Date Return	4.41%	June 30, 2019

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account ("IRA") or 401(k) plan, the after-tax returns shown in the table are not relevant to you. Please note that after-tax returns are shown only for the Fund Shares and may differ for each share class.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNSFor Periods Ended December 31, 2018
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you hold your shares through a tax-deferred arrangement, such as an individual retirement account ("IRA") or 401(k) plan, the after-tax returns shown in the table are not relevant to you.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Government Securities Fund | Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fee, Other	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.13%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.46%	[2]
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	0.46%	[3]
1 Year	rr_ExpenseExampleYear01	$ 47
3 Years	rr_ExpenseExampleYear03	148
5 Years	rr_ExpenseExampleYear05	258
10 Years	rr_ExpenseExampleYear10	$ 579
2009	rr_AnnualReturn2009	5.47%
2010	rr_AnnualReturn2010	5.42%
2011	rr_AnnualReturn2011	5.96%
2012	rr_AnnualReturn2012	1.96%
2013	rr_AnnualReturn2013	(1.69%)
2014	rr_AnnualReturn2014	4.17%
2015	rr_AnnualReturn2015	0.94%
2016	rr_AnnualReturn2016	1.23%
2017	rr_AnnualReturn2017	1.35%
Annual Return 2018	rr_AnnualReturn2018	1.04%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.41%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.18%)
Past 1 Year	rr_AverageAnnualReturnYear01	1.04%
Past 5 Years	rr_AverageAnnualReturnYear05	1.74%
Past 10 Years	rr_AverageAnnualReturnYear10	2.55%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate
Government Securities Fund | Inst. Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fee, Other	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.13%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.37%	[2]
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	0.37%	[3]
1 Year	rr_ExpenseExampleYear01	$ 38
3 Years	rr_ExpenseExampleYear03	119
5 Years	rr_ExpenseExampleYear05	208
10 Years	rr_ExpenseExampleYear10	$ 468
Past 1 Year	rr_AverageAnnualReturnYear01	1.03%
Past 5 Years	rr_AverageAnnualReturnYear05
Past 10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	1.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 07, 2015
Government Securities Fund | Adviser Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fee, Other	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.13%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%	[2]
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	0.75%	[3]
1 Year	rr_ExpenseExampleYear01	$ 77
3 Years	rr_ExpenseExampleYear03	260
5 Years	rr_ExpenseExampleYear05	472
10 Years	rr_ExpenseExampleYear10	$ 1,083
Past 1 Year	rr_AverageAnnualReturnYear01	0.65%
Past 5 Years	rr_AverageAnnualReturnYear05	1.46%
Past 10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	1.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2010
Government Securities Fund | R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fee, Other	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.13%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.51%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	0.35%	[3]
1 Year	rr_ExpenseExampleYear01	$ 36
3 Years	rr_ExpenseExampleYear03	135
5 Years	rr_ExpenseExampleYear05	257
10 Years	rr_ExpenseExampleYear10	$ 613
Past 1 Year	rr_AverageAnnualReturnYear01	1.05%
Past 5 Years	rr_AverageAnnualReturnYear05
Past 10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	1.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2016
Government Securities Fund | Return After Taxes on Distributions | Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.11%
Past 5 Years	rr_AverageAnnualReturnYear05	0.75%
Past 10 Years	rr_AverageAnnualReturnYear10	1.43%
Since Inception	rr_AverageAnnualReturnSinceInception
Government Securities Fund | Return After Taxes on Distributions and Sale of Fund Shares | Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.61%
Past 5 Years	rr_AverageAnnualReturnYear05	0.88%
Past 10 Years	rr_AverageAnnualReturnYear10	1.51%
Since Inception	rr_AverageAnnualReturnSinceInception
Government Securities Fund | Bloomberg Barclays U.S. Aggregate Government Intermediate & MBS Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	1.22%
Past 5 Years	rr_AverageAnnualReturnYear05	1.95%
Past 10 Years	rr_AverageAnnualReturnYear10	2.48%
Since Inception	rr_AverageAnnualReturnSinceInception	1.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2010	[4]
Government Securities Fund | Lipper Intermediate U.S. Government Funds Index (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.73%
Past 5 Years	rr_AverageAnnualReturnYear05	1.71%
Past 10 Years	rr_AverageAnnualReturnYear10	2.63%
Since Inception	rr_AverageAnnualReturnSinceInception	1.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2010	[4]

[1]	Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to the Adviser from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.
[2]	The expense information in the table has been restated to reflect current fees.
[3]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.48% of the Fund Shares, 0.39% of the Institutional Shares, 0.75% of the Adviser Shares, and 0.35% of the R6 Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.
[4]	The performance of the Bloomberg Barclays U.S. Aggregate Government Intermediate & MBS Index and the Lipper Intermediate U.S. Government Funds Index is calculated from the end of the month, July 31, 2010, while the inception date of the Adviser Shares is August 1, 2010. There may be a slight variation in performance because of the difference. The average annual total returns for the Bloomberg Barclays U.S. Aggregate Government Intermediate & MBS Index and the Lipper Intermediate U.S. Government Funds Index from August 7, 2015, through December 31, 2018, were 1.36% and 3.66%, respectively. The average annual total returns for the Bloomberg Barclays U.S. Aggregate Government Intermediate & MBS Index and the Lipper Intermediate U.S. Government Funds Index from December 1, 2016, through December 31, 2018, were 1.56% and 1.30%, respectively.